Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of operations	$ 8,680	$ 9,300	$ 5,193
Statutory tax rate	23.00%	24.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 1,996	$ 2,232	$ 1,298
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	(530)	(536)	118
Change in valuation allowance in respect of deferred taxes	9	(8,950)
Operating carryforward losses for which a valuation allowance was provided	52	3	197
Realization of carryforward tax losses for which a valuation allowance was provided	(90)	(404)	40
Provision for uncertain tax position	144	127
Nondeductible expenses and other permanent differences	172	307	192
Total taxes on income	$ 1,753	$ (7,221)	$ 1,845